SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Minimum [Member]
Derivative [Line Items]
Stock price			$ 0.24	$ 0.98
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input			3.7	4.7
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input			91.2	71.9
Minimum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Remaining terms			2 months 1 day	3 months
Minimum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Stock price	$ 0.29	$ 0.24	$ 0.24	$ 1.08
Minimum [Member] | Convertible Note and Warrant Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.1	4.1	0.1	4.2
Minimum [Member] | Convertible Note and Warrant Derivative [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input	134	91.2	91.2	76.2
Minimum [Member] | Convertible Note and Warrant Derivative [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Remaining terms	2 months 19 days	3 months	3 months	3 months
Maximum [Member]
Derivative [Line Items]
Stock price			$ 1.34	$ 3.82
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input			5.1	13.7
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input			194.2	119.1
Maximum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Remaining terms			2 years	2 years 3 days
Maximum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Stock price	$ 0.69	$ 1.45	$ 1.45	$ 4.20
Maximum [Member] | Convertible Note and Warrant Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	4.4	5.2	5.2	5.3
Maximum [Member] | Convertible Note and Warrant Derivative [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input	197.7	352.4	194.4	126.6
Maximum [Member] | Convertible Note and Warrant Derivative [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Remaining terms	1 year 6 months 18 days	6 months	6 months	1 year 5 months 26 days